QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)

20.     QUARTERLY DATA (UNAUDITED)

A summary of consolidated operating results on a quarterly basis is as follows:

	Years Ended December 31,
	2011				2010
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share data)

Interest and dividend income	$2,558	$2,573	$2,777	$2,797	$2,849	$2,830	$2,806	$2,694
Interest expense	519	581	646	670	737	857	872	864

Net interest income	2,039	1,992	2,131	2,127	2,112	1,973	1,934	1,830
Provision for loan losses	124	80	681	64	-	23	76	89

Net interest income, after provision for loan losses	1,915	1,912	1,450	2,063	2,112	1,950	1,858	1,741
Non-interest income	363	203	198	226	470	308	251	310
Non-interest expenses	1,606	1,664	1,707	1,759	1,821	1,676	1,596	1,599

Income before income taxes	672	451	(59)	530	761	582	513	452

Income tax provision	257	167	(39)	198	294	217	178	166

Net income	$415	$284	$(20)	$332	$467	$365	$335	$286

Income per share:
Basic	$0.16	$0.11	$(0.01)	$0.13	$0.18	$0.14	$0.13	$0.11
Diluted	$0.16	$0.11	$(0.01)	$0.13	$0.18	$0.14	$0.13	$0.11